Segment Information (Schedule Of Segment Information On Property, Plant And Equipment By Region) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Property, plant and equipment	$ 12.7	$ 83.2
United States [Member]
Segment Reporting Information [Line Items]
Property, plant and equipment	8.9	78.4
Ireland [Member]
Segment Reporting Information [Line Items]
Property, plant and equipment	$ 3.8	$ 4.8